TAXATION - Reconciliation of tax rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXATION
Statutory income tax rate	17.00%	17.00%	17.00%
Effect of expenses not deductible for tax purpose	(22.71%)	11.99%	(0.35%)
Effect of income tax difference under different tax jurisdictions	(4.03%)	5.64%	2.55%
Effect of tax losses not recognized in deferred tax assets	0.75%	0.63%	(7.39%)
Prior year true-ups	16.05%	2.11%
Effect of non-taxable income		(0.60%)	0.50%
Others	(0.27%)	0.09%	0.17%
Total	6.79%	36.86%	12.48%